Lease Arrangements	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Lease Arrangements

NOTE 10 — Lease Arrangements

Future minimum lease commitments during each of the five years following December 31, 2016 and thereafter are as follows:

	(In millions)
	Capital Leases	Operating leases
2017	$6.6	$15.8
2018	4.3	11.9
2019	4.3	8.0
2020	3.9	5.4
2021	0.7	3.8
Thereafter	—	17.6

Total minimum lease payments	19.8	$62.5

Amounts representing interest	(1.0)

Present value of minimum lease payments	18.8
Current maturities	(6.1)

Long-term capital lease obligation	$12.7

Rental expense for 2016 , 2015 and 2014 was $18.5 million , $19.7 million and $18.6 million, respectively.

Certain of the Company’s leases are with related parties at an annual rental expense of approximately $2.4 million . Transactions with related parties are not material to the Company’s financial position, results of operations or cash flows.

Assets recorded under capital leases are included in property, plant and equipment and consist of the following:

	December 31, 2016	December 31, 2015
Machinery and equipment	$20.4	$16.2
Less accumulated depreciation	2.3	0.5

	$18.1	$15.7

Amortization of machinery and equipment under capital leases is included in depreciation expense. Capital lease obligations of $18.8 million were borrowed from the $50.0 million Lease Agreement to acquire machinery and equipment during 2016.